Restructuring Charges (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Total provision recognized	$ 7,753,000	$ 4,094,000	$ 7,753,000	$ 4,094,000
Foreign exchange			0
Closing provision	7,241,000		7,241,000
Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized	7,753,000		0		$ 8,159,000
Utilized			(1,150,000)		(6,305,000)
Foreign exchange					(63,000)
Closing provision	641,000		641,000		1,791,000
Workforce Reduction | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized					6,190,000
Utilized			(393,000)		(5,734,000)
Foreign exchange					(63,000)
Closing provision					393,000
Onerous Lease | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized					1,969,000
Utilized			(757,000)		(571,000)
Closing provision	$ 641,000		$ 641,000		$ 1,398,000